RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2023
SCHEDULE OF KEY COMPENSATION AWARDS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. Compensation awarded to key management for the three and six months ended June 30, 2023 and 2022 included:

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Director fees	$151,577	$107,778	$303,240	$215,224
Salaries	431,407	271,499	533,522	399,014
Share-based payments	267,638	314,577	530,880	636,660
	$850,622	$693,854	$1,367,642	$1,250,898

SCHEDULE OF KEY MANAGEMENT TRANSACTIONS

Other related party transactions

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Management fees paid to a company controlled by CEO and director	$280,000	$236,486	$380,000	$226,691
Management fees paid to a company that the CEO holds an economic interest in	123,153	87,341	226,782	170,333
Management fees paid to a company controlled by the former President and director	86,754	226,219	145,152	288,719
	$489,907	$550,046	$751,934	$685,743